Initial Public Offering (Details Narrative) - USD ($)	Sep. 05, 2024	Dec. 31, 2023	Feb. 11, 2022
Subsidiary, Sale of Stock [Line Items]
Founder shares issued to Sponsor, shares	10,500,000
Gross proceeds from public offering
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Founder shares issued to Sponsor, shares			11,500,000
Sale of stock, price per share			$ 10.00
Gross proceeds from public offering			$ 115,000,000
Units, description			Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share.